CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,600,300	$ 5,362,101	$ 4,949,836	$ 2,667,395
Due from related parties	3,197,017	366,761
Other current assets	38,683	12,450
Total current assets	22,971,221	18,073,568
Assets, Noncurrent [Abstract]
Total non-current assets	1,838,072	1,613,100
Total assets	24,809,293	19,686,668
LIABILITIES AND SHAREHOLDERS' EQUITY
Convertible note payable	2,391,945
Derivative liability	2,032,530
Payroll payable	294,669	233,556
Due to related parties	132,620	7,348
Accrued expenses and other current liabilities	233,883	105,159
TOTAL CURRENT LIABILITIES	7,866,443	2,385,656
LIABILITIES	8,252,176	2,578,802
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,754,806	3,175,965
Retained earnings (accumulated deficits)	(3,069,137)	7,730,437
Accumulated other comprehensive loss	(864,735)	(811,556)
Total shareholders' equity	10,470,098	10,742,433
Total liabilities and shareholders' equity	24,809,293	19,686,668
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	1,784	1,463
Class B ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	586	586
PARENT COMPANY
CURRENT ASSETS:
Cash and cash equivalents	2,885,258
Due from related parties	1,497,089
Other current assets	100,156
Intercompany receivable	3,564,119	1,008,708
Total current assets	8,046,622	1,008,708
Assets, Noncurrent [Abstract]
Investment in subsidiaries and VIEs	7,032,153	9,733,725
Total assets	15,078,775	10,742,433
LIABILITIES AND SHAREHOLDERS' EQUITY
Convertible note payable	2,391,945
Derivative liability	2,032,530
Payroll payable	42,500
Due to related parties	100
Accrued expenses and other current liabilities	141,602
TOTAL CURRENT LIABILITIES	4,608,677
LIABILITIES	4,608,677	0
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,754,806	3,175,965
Retained earnings (accumulated deficits)	(2,422,343)	8,375,975
Accumulated other comprehensive loss	(864,735)	(811,556)
Total shareholders' equity	10,470,098	10,742,433
Total liabilities and shareholders' equity	15,078,775	10,742,433
PARENT COMPANY | Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	1,784	1,463
PARENT COMPANY | Class B ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	$ 586	$ 586